Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Payables And Accruals [Abstract]
Compensation, excluding taxes	$ 3,274	$ 1,785	$ 1,124
Clinical trial expenses	2,590	4,530	869
Interest payable	33	402
Other	640	1,247	985
Total accrued expenses	$ 6,537	$ 7,964	$ 3,408